Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Share-Based Compensation
Share-Based Compensation

17. Share-Based Compensation

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, the Company adopted the E-House Plan, which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Company. Under the E-House Plan, the Company authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, the Company authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, the Company further authorized an increase of 1,273,000 ordinary shares to the award pool. In August, 2013, E-House Holdings authorized an increase of 6,644,659 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Share Options:

In connection with its merger with CRIC in 2012, the Company exchanged 15,107,745 of its options (“E-House Replacement Options”) at an exercise prices from $0.72 to $8.99 under E-House plan for 16,975,028 of options granted under CRIC plan at an exercise prices from $0.64 to $8.00 (“CRIC Replaced Options”), with other terms unchanged. As a result, CRIC’s Share Incentive Plan (the “CRIC Plan”) merged into the E-House Plan and ceased to exist on its own. The incremental compensation cost of $289,930 was measured as the excess of the fair value of the E-House Replacement Options over the fair value of the CRIC Replaced Options at the exchange date.

The Company used the binomial model to estimate the fair value of both the E-House Replacement Options and CRIC Replaced Options using the following assumptions:

	E-House	CRIC
	Replacement	Replaced
	Options	Options
Average risk-free rate of return	2.62%	2.62%
Contractual life of option	7.53 years	7.53 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

On May 9, 2012, 396,050 outstanding options granted from September 24, 2009 to October 10, 2011 held by 3 directors of CRIC were modified to be fully vested on the modification date, with other terms unchanged. The unrecognized compensation cost from the initial grant date was immediately expensed.

On May 29, 2012, the exercise price of 4,211,879 outstanding options, previously granted from July 15, 2009 to March 10, 2011, held by 394 employees was reduced from between $6.75 and $8.99 to $5.34, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. Total incremental compensation cost was $1,811,935.

The Company used the binomial model to estimate the fair value of the modified options using the following assumptions:

2012
Average risk-free rate of return	2.78%
Contractual life of option	8.02 years
Average estimated volatility rate	62.23%
Average dividend yield	2.45%

The Company recorded compensation expense of $17,157,015, $12,817,935 and $5,950,940 for the years ended December 31, 2012, 2013 and 2014, respectively. During the years ended December 31, 2012, 2013 and 2014, 194,721, 4,596,761 and 3,446,585 options were exercised having a total intrinsic value of $436,259, $25,248,554and $23,679,729, respectively.

A summary of option activity under the E-House Plan during the year ended December 31, 2014 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding, as of January 1, 2014	12,949,951	4.25		140,247,969
Exercised	(3,446,585)	3.49		23,679,729
Forfeited	(26,662)	4.94
Outstanding, as of December 31, 2014	9,476,704	4.52	5.58	25,776,635
Vested and expected to vest as of December 31, 2014	9,476,704	4.52	5.58	25,776,635
Exercisable as of December 31, 2014	9,476,704	4.52	5.58	25,776,635

As of December 31, 2014, there is no unrecognized compensation expense related to unvested share options granted under the E-House Plan.

Restricted Shares:

The Company granted 1,273,000, 1,303,000 and 1,439,000 restricted shares to certain employees, directors and officers in 2012, 2013 and 2014 respectively. Under the terms of each restricted shares, restricted shares vest over three years.

In connection with its merger with CRIC, the Company exchanged 77,875 of its restricted shares (“E-House Replacement Restricted Shares”) at an exercise prices from $3.38 to $6.75 under E-House plan for 87,500 of restricted shares granted under CRIC plan at an exercise prices from $3.00 to $6.00 (“CRIC Replaced Restricted Shares”), with other terms unchanged. No incremental compensation cost was recognized from the exchange.

	E-House	CRIC
	Replacement	Replacement
	Restricted	Restricted
	Shares	Shares
Average risk-free rate of return	2.43%	2.43%
Contractual life of option	0.85 years	0.85 years
Average estimated volatility rate	50.42%	54.21%
Average dividend yield	2.03%	—

A summary of restricted share activity under the E-House Plan during the year ended December 31, 2014 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Unvested as of January 1, 2014	2,151,684	7.77
Granted	1,439,000	8.72
Vested	(860,301)	7.08
Forfeited	(33,334)	7.78
Unvested as of December 31, 2014	2,697,049	8.50

The total fair value of restricted shares vested in 2012, 2013 and 2014 was $9,127,103, $5,612,379 and $6,094,602, respectively.

As of December 31, 2014, there was $20,310,709 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 2.43 years.

The Company recorded compensation expense of $9,348,941, $5,668,460 and $6,174,583, for the years ended December 31, 2012 and 2013 and 2014, respectively, related to restricted shares.

Leju Plan

In November 2013, Leju adopted a share incentive plan (“Leju Plan”), which allows Leju to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to Leju. Under the Leju Plan, the maximum number of shares that may be issued shall be 8% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. Options have a ten-year life.

Share Options:

On December 1, 2013, Leju granted 7,192,000 options to purchase its ordinary shares to certain of Leju’s employees and E-House’s employees at an exercise price of $4.60 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

On December 16, 2013, Leju granted 600,000 restricted shares to a director of Leju and an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which was the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties as of December 31, 2013.

In January, 2014, Leju granted 60,000 restricted shares to an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which were the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties as of December 31, 2014.

Leju has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2013
Average risk-free rate of return	2.98%
Contractual life of option	10 years
Average estimated volatility rate	56.74%
Average dividend yield	0.00%

A summary of option activity under the Leju Plan during the year ended December 31, 2014 is presented below:

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2014	6,592,000	4.60		—
Granted	—
Replaced by Restricted Share	(60,000)	4.60
Exercised	(266,201)	4.60		1,668,693
Forfeited	(132,000)	4.60
Outstanding, as of December 31, 2014	6,133,799	4.60	8.92	37,784,202
Vested and expected to vest as of December 31, 2014	5,943,719	4.60	8.92	36,613,309
Exercisable as of December 31, 2014	1,867,132	4.60	8.92	11,501,535

The grant-date fair value of the options granted in December 2013 was $2.21 per share. For the year ended December 31, 2013 and 2014, the Group recorded compensation expenses of $381,874 and $4,525,552, respectively.

As of December 31, 2014, there was $8,676,222 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.92 years.

Restricted Shares:

On March 18, 2014, Leju granted 866,000 restricted shares to certain employees, directors and officers, under the terms of each restricted shares, restricted shares vest over three years. On August 21, 2014, Leju granted 229,400 restricted shares to certain employees and officers, under the terms of each restricted shares, restricted shares vest over eight months.

A summary of restricted share activity under the Leju Plan during the year ended December 31, 2014 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
Unvested as of January 1, 2014	600,000	2.21
Converted from option	60,000	2.21
Granted	1,095,400	12.37
Vested	(220,000)	2.21
Forfeited	(8,800)	16.25
Unvested as of December 31, 2014	1,526,600	9.42

The total fair value of restricted shares vested in 2012, 2013 and 2014 was nil, nil and $486,200, respectively.

For the year ended December 31, 2013 and 2014, the Group recorded compensation expenses of $34,758 and $4,923,226, respectively, for the restricted shares granted to the Group’s employees.

As of December 31, 2014, there was $9,699,247 of total unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.88 years.

Scepter Plan

In August 2014, Scepter adopted a share incentive plan (“Scepter Plan”), which authorized Scepter to offer a variety of share-based incentive awards to employees, officers, directors and E-House’s employees. Under the Scepter Plan, the maximum number of shares that may be issued shall be 750,000 to grant as options or restricted shares over a three-year period. Options have a ten-year life.

Share Options:

On August 8, 2014, Scepter granted 455,000 options to purchase ordinary shares of Scepter to certain of the Scepter’s employees and E-House’s employees for their services of next three years at an exercise price of $3.3 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

2014
Average risk-free rate of return	4.3%
Contractual life of option	10 years
Average estimated volatility rate	50.0%
Average dividend yield	1.7%

A summary of option activity under the Scepter Plan during the year ended December 31, 2014 is presented below:

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2014	—
Granted	455,000	3.30	10.00
Forfeited	(5,000)
Outstanding, as of December 31, 2014	450,000	3.30	9.60	—
Vested and expected to vest as of December 31, 2014	449,526	3.30	9.60	—
Exercisable as of December 31, 2014	—	3.30	9.60	—

The grant-date fair value of the options granted in August was $1.12 per share. For the year ended December 31, 2014, the Group recorded compensation expenses of $66,820 for the share options granted to the Group’s employees.

As of December 31, 2014 there was $439,892 of total unrecognized compensation expense related to unvested share options granted under the Scepter Plan. That cost is expected to be recognized over a weighted-average period of 2.60 years.

CRIC Plan

On September 9, 2008, CRIC adopted the CRIC Plan to provide additional incentives to employees, directors and consultants who render services to CRIC. Under the CRIC Plan, the maximum number of shares that may be issued shall be 15% of the total outstanding shares of CRIC on an as-converted basis assuming all options outstanding were converted into shares as of the effective date of the CRIC Plan, plus an additional number of shares to be added on each of the third, sixth and ninth anniversary of the effective date of the CRIC Plan.

In April 2012, all the options and restricted shares granted under the CRIC Plan were replaced by E-House’s options and restricted shares under E-House plan. After that, there was no compensation cost of the options and restricted shares under CRIC Plan.

Share Options:

CRIC recorded compensation expense of $8,532,772 for the year ended 2012.

The total intrinsic value of options under CRIC Plan exercised was $750,115, during the year ended December 31, 2012.

Restricted Shares:

The Group recorded compensation expense of $54,688 for CRIC restricted shares granted to the E-House’s employee for the year ended December 31, 2012.

The total fair value of restricted shares vested was $130,000 during the year ended December 31, 2012.

Other Equity Compensation:

In September 2014, the Group acquired noncontrolling interests from certain employee shareholders. The price premium paid over the fair value of the ordinary shares amounting $4,276,810 was recorded as share-based compensation costs and to be amortized over the required two-year service period (See Note 6). $534,601 stock compensation expense was recognized for the year ended December 31, 2014. As of December 31, 2014, there was $3,742,209 of total unrecognized compensation expense related to this compensation agreement.